Pension and Other Postretirement Employee Benefits (OPEB) Plans (Fair Value of Pension Plan Assets) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ (10)	$ (13)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(546)	(476)
Pension Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(34)	(31)
Fair value of plan assets	128	117
Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(94)	(86)
Interest-bearing cash | Pension Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(2)	(2)
Interest-bearing cash | Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(7)	(4)
Fixed asset securities: Corporate bonds | Pension Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(5)	(6)
Fixed asset securities: Corporate bonds | Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(65)	(54)
Fixed income securities: U.S. Treasuries | Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(29)	(30)
Fixed income securities: Other | Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(7)	(6)
Equity securities: U.S. | Pension Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(14)	(14)
Equity Securities: International | Pension Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ (13)	$ (9)